INVENTORY (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Tables Abstract
Schedule of Inventory
	December 31, 2019	December 31, 2018
Process material stockpiles	$1,079	$4,486
Concentrate inventory	3,055	3,095
Materials and supplies	1,458	1,650
	$5,592	$9,231